Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Composition of Loan Portfolio by Type of Loan

The components of loans receivable in the consolidated balance sheets as of December 31, 2014, and December 31, 2013, were as follows:

	December 31, 2014		December 31, 2013
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$150,551	27.6%	155,252	28.1%
Second mortgages (closed end)	2,102	0.4%	3,248	0.6%
Home equity lines of credit	34,238	6.3%	34,103	6.2%
Multi-family	25,991	4.8%	29,736	5.4%
Construction	24,241	4.4%	10,618	1.9%
Land	26,654	4.9%	34,681	6.3%
Farmland	42,874	7.8%	51,868	9.4%
Non-residential real estate	150,596	27.6%	157,692	28.5%

Total mortgage loans	457,247	83.8%	477,198	86.4%
Consumer loans	14,438	2.6%	11,167	2.0%
Commercial loans	74,154	13.6%	64,041	11.6%

Total other loans	88,592	16.2%	75,208	13.6%

Total loans, gross	545,839	100.0%	552,406	100.0%

Deferred loan cost, net of fees	(286)		(92)
Less allowance for loan losses	(6,289)		(8,682)

Total loans	$539,264		543,632

Summary of the Company's Impaired Loans

Loans by classification type and the related valuation allowance amounts at December 31, 2014, were as follows:

		Special	Impaired Loans			Specific Allowance for	Allowance for Loans not
	Pass	Mention	Substandard	Doubtful	Total	Impairment	Impaired
December 31, 2014
One-to-four family mortgages	$146,129	203	4,219	—	150,551	51	1,147
Home equity line of credit	33,481	—	757	—	34,238	—	181
Junior lien	2,025	40	37	—	2,102	—	14
Multi-family	20,066	2,904	3,021	—	25,991	—	85
Construction	24,241	—	—	—	24,241	—	146
Land	15,328	362	10,964	—	26,654	663	460
Non-residential real estate	131,854	5,492	13,250	—	150,596	738	1,345
Farmland	40,121	516	2,237	—	42,874	—	461
Consumer loans	14,118	21	299	—	14,438	62	432
Commercial loans	71,246	325	2,583	—	74,154	—	504

Total	$498,609	9,863	37,367	—	545,839	1,514	4,775

Loans by classification type and the related valuation allowance amounts at December 31, 2013, were as follows:

		Special	Impaired Loans			Specific Allowance for	Allowance for Loans not
	Pass	Mention	Substandard	Doubtful	Total	Impairment	Impaired
December 31, 2013
One-to-four family mortgages	$149,351	814	5,087	—	155,252	597	1,451
Home equity line of credit	33,462	—	641	—	34,103	—	218
Junior lien	3,126	43	79	—	3,248	—	39
Multi-family	29,736	—	—	—	29,736	—	466
Construction	10,443	—	175	—	10,618	—	88
Land	19,899	52	14,730	—	34,681	771	534
Non-residential real estate	143,044	515	14,133	—	157,692	465	2,254
Farmland	46,042	480	5,346	—	51,868	—	510
Consumer loans	10,727	—	440	—	11,167	96	445
Commercial loans	61,502	526	2,013	—	64,041	—	748

Total	$507,332	2,430	42,644	—	552,406	1,929	6,753

Impaired Loans by Classification Type

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2014, were as follows:

				For the year ended
	At December 31, 2014			December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$3,501	3,501	—	2,972	176
Home equity line of credit	757	757	—	690	35
Junior liens	37	37	—	39	2
Multi-family	3,021	3,021	—	1,342	190
Construction	—	—	—	29	—
Land	7,740	7,740	—	8,978	339
Non-residential real estate	12,057	12,057	—	8,672	669
Farmland	2,237	2,237		3,968	125
Consumer loans	51	51	—	36	3
Commercial loans	2,583	2,583	—	2,246	154

Total	31,984	31,984	—	28,972	1,693

Impaired loans with a specific allowance
One-to-four family mortgages	$718	718	51	1,434	44
Home equity line of credit	—	—	—	—	—
Junior liens	—	—	—	—	—
Multi-family	—	—	—	—	—
Construction	—	—	—	—	—
Land	3,224	4,737	663	3,418	160
Non-residential real estate	1,193	1,258	738	3,617	69
Farmland	—	—	—	619	—
Consumer loans	248	248	62	355	—
Commercial loans	—	—	—	100	—

Total	5,383	6,961	1,514	9,543	273

Total impaired loans	$37,367	38,945	1,514	38,515	1,966

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2013, were as follows:

				For the year ended
	At December 31, 2013			December 31, 2013
	Recorded	Unpaid Principal	Related	Average Recorded	Interest Income
	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$3,216	3,216	—	2,361	8
Home equity line of credit	641	641	—	564	3
Junior liens	79	79	—	239	1
Multi-family	—	—	—	990	—
Construction	175	175	—	1,072	5
Land	10,882	12,315	—	10,668	186
Non-residential real estate	10,775	10,775	—	6,196	263
Farmland	5,346	5,346		6,955	149
Consumer loans	56	56	—	48	—
Commercial loans	2,013	2,013	—	2,391	95

Total	33,183	34,616	—	31,484	710

Impaired loans with a specific allowance
One-to-four family mortgages	$1,871	1,871	597	2,501	9
Home equity line of credit	—	—	—	279	—
Junior liens	—	—	—	113	—
Multi-family	—	—	—	—	—
Construction	—	—	—	1,385	—
Land	3,848	3,848	771	2,741	29
Non-residential real estate	3,358	4,222	465	2,243	111
Farmland	—	—	—	1,601	—
Consumer loans	384	384	96	401	—
Commercial loans	—	—	—	346	—

Total	9,461	10,325	1,929	11,610	149

Total impaired loans	$42,644	44,941	1,929	43,094	859

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the recorded investment in loans as of December 31, 2014, and December 31, 2013, by portfolio segment and based on the impairment method as of December 31, 2014, and December 31, 2013.

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2014:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$663	$738	$51	$62	$1,514
Collectively evaluated for impairment	504	606	1,891	1,342	432	4,775

Total ending allowance balance	$504	$1,269	$2,629	$1,393	$494	$6,289

Loans:
Loans individually evaluated for impairment	$2,583	$10,964	$18,508	$5,013	$299	$37,367
Loans collectively evaluated for impairment	71,571	39,931	200,953	181,878	14,139	508,472

Total ending loans balance	$74,154	$50,895	$219,461	$186,891	$14,438	$545,839

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2013:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$771	$465	$597	$96	$1,929
Collectively evaluated for impairment	748	622	3,230	1,708	445	6,753

Total ending allowance balance	$748	$1,393	$3,695	$2,305	$541	$8,682

Loans:
Loans individually evaluated for impairment	$2,013	$14,905	$19,479	$5,807	$440	$42,644
Loans collectively evaluated for impairment	62,028	30,394	219,817	186,796	10,727	509,762

Total ending loans balance	$64,041	$45,299	$239,296	$192,603	$11,167	$552,406

Allowance for Loan Loss Account by Loan

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 31, 2014:

Year ended December 31, 2014	Balance 12/31/2013	Charge off 2014	Recovery 2014	General Provision 2014	Specific Provision 2014	Ending Balance 12/31/2014
One-to-four family mortgages	2,048	(233)	24	(304)	(337)	1,198
Home equity line of credit	218	(83)	3	(37)	80	181
Junior liens	39	—	9	(25)	(9)	14
Multi-family	466	—	—	(381)	—	85
Construction	88	(139)	9	58	130	146
Land	1,305	—	—	(74)	(108)	1,123
Non-residential real estate	2,719	(66)	864	(1,368)	(66)	2,083
Farmland	510	—	—	542	(591)	461
Consumer loans	541	(415)	109	(13)	272	494
Commercial loans	748	(296)	94	(244)	202	504

	8,682	(1,232)	1,112	(1,846)	(427)	6,289

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2013:

Year ended December 31, 2013	Balance 12/31/2012	Charge off 2013	Recovery 2013	General Provision 2013	Specific Provision 2013	Ending Balance 12/31/2013
One-to-four family mortgages	$2,490	(852)	329	(285)	366	2,048
Home equity line of credit	374	(22)	9	(88)	(55)	218
Junior liens	230	(119)	71	5	(148)	39
Multi-family	524	(38)	164	(20)	(164)	466
Construction	256	—	—	(168)	—	88
Land	2,184	(1,432)	9	(718)	1,262	1,305
Non-residential real estate	2,921	(1,041)	14	757	68	2,719
Farmland	712	—	—	(202)	—	510
Consumer loans	338	(649)	246	228	378	541
Commercial loans	619	(291)	32	437	(49)	748

	$10,648	(4,444)	874	(54)	1,658	8,682

Non-accrual Loans

 For the years ended December 31, 2014, and December 31, 2013, the components of the Company’s balances of non-accrual loans are as follows:

	12/31/2014	12/31/2013
One-to-four family first mortgages	$1,501	945
Home equity lines of credit	—	1
Junior liens	—	2
Multi-family	95	—
Construction	—	175
Land	215	1,218
Non-residential real estate	1,159	6,546
Farmland	115	703
Consumer loans	—	13
Commercial loans	90	463

Total non-accrual loans	$3,175	10,066

Past Due and Non-accrual Balances by Loan Classification

The table below presents loan balances at December 31, 2014, by loan classification allocated between past due, classified, performing and non-performing:

	Currently	30 - 89 Days	Non-accrual	Special	Impaired Loans Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$145,372	757	1,501	203	2,718	—	150,551
Home equity line of credit	33,338	143	—	—	757	—	34,238
Junior liens	2,025	—	—	40	37	—	2,102
Multi-family	20,066	—	95	2,904	2,926	—	25,991
Construction	24,241	—	—	—	—	—	24,241
Land	14,674	654	215	362	10,749	—	26,654
Non-residential real estate	131,854	—	1,159	5,492	12,091	—	150,596
Farmland	40,057	64	115	516	2,122	—	42,874
Consumer loans	14,104	14	—	21	299	—	14,438
Commercial loans	71,191	55	90	325	2,493	—	74,154

Total	$496,922	1,687	3,175	9,863	34,192	—	545,839

The table below presents loan balances at December 31, 2013, by loan classification allocated between performing and non-performing:

	Currently	30—89 Days	Non-accrual	Special	Impaired Loans Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$148,759	592	945	814	4,142	—	155,252
Home equity line of credit	33,369	93	1	—	640	—	34,103
Junior liens	3,126	—	2	43	77	—	3,248
Multi-family	29,736	—	—	—	—	—	29,736
Construction	10,443	—	175	—	—	—	10,618
Land	19,899	—	1,218	52	13,512	—	34,681
Non-residential real estate	142,701	343	6,546	515	7,587	—	157,692
Farmland	46,042	—	703	480	4,643	—	51,868
Consumer loans	10,493	234	13	—	427	—	11,167
Commercial loans	61,379	123	463	526	1,550	—	64,041

Total	$505,947	1,385	10,066	2,430	32,578	—	552,406

Summary of the Activity in Loans Classified as TDRs

A summary of the activity in loans classified as TDRs for the twelve month period ended December 31, 2014, is as follows:

	Balance at 12/31/13	New TDR	Loss or Foreclosure	Transfer to Held for Sale	Removed from (Taken to) Non-accrual	Balance at 12/31/14
(Dollars in Thousands)
One-to-four family mortgages	$—	—	—	—	—	$—
Home equity line of credit	—	—	—	—	—	—
Junior Lien	—	—	—	—	—	—
Multi-family	—	—	—	—	—	—
Construction	—	—	—	—	—	—
Land	—	—	—	—	—	—
Non-residential real estate	—	10,271	—	(6,987)	—	3,284
Farmland	—	—	—	—	—	—
Consumer loans	—	—	—	—	—	—
Commercial loans	—	—	—	—	—	—

Total performing TDR	$—	10,271	—	(6,987)	—	$3,284

A summary of the activity in loans classified as TDRs for the year ended December 31, 2013, is as follows:

	Balance at 12/31/12	New TDR	Loss or Foreclosure	Removed due to Payment or Performance	Removed from (Taken to) Non-accrual	Balance at 12/31/13
	(Dollars in Thousands)
One-to-four family mortgages	$1,888	242	—	(1,863)	(267)	—
Home equity line of credit	—	—	—	—	—	—
Junior Lien	96	—	—	(10)	(86)	—
Multi-family	234	—	—	(234)	—	—
Construction	4,112	—	—	—	(4,112)	—
Land	656	2,649	(393)	(656)	(2,256)	—
Non-residential real estate	3,173	266	(864)	—	(2,575)	—
Farmland	865	—	—	(865)	—	—
Consumer loans	5	—	—	(5)	—	—

Commercial loans	9	222	—	(231)	—	—

Total performing TDR	$11,038	3,379	(1,257)	(3,864)	(9,296)	—

Summary of Loans to Officers, Directors and Their Affiliates

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2014, and December 31, 2013:

	2014	2013

Balance at beginning of period	$4,800	8,846
New loans	669	410
Principal repayments	(1,447)	(4,456)

Balance at end of period	$4,022	4,800